Hedge accounting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [abstract]
Summary of detailed information about hedging instruments
The Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
September 30, 2020
Foreign exchange risk
Hedge of net investment in foreign operations	224,539	—	70,882	395,977	(80,370)

Total	224,539	—	70,882	395,977	(80,370)

December 31, 2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)

Total	186,412	—	5,946	248,896	(7,133)

The Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)

Total	186,412	—	5,946	248,896	(7,133)

2018
Foreign exchange risk
Hedge of net investment in foreign operations	147,179	—	18,645	225,901	(17,495)

Total	147,179	—	18,645	225,901	(17,495)

2017
Foreign exchange risk
Hedge of net investment in foreign operations	100,323	—	2,034	145,552	(2,386)

Total	100,323	—	2,034	145,552	(2,386)

Summary of detailed information about hedging accounting on the financial position
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
September 30, 2020
Interest rate risk
Hedge of fixed-income securities	—	1,142,457	51,787	1,159,250	(51,361)

Total	—	1,142,457	51,787	1,159,250	(51,361)

Summary of detailed information about ineffectiveness in relation to the fair value hedging
For the period ended of September 30, 2020, there was no ineffectiveness in relation to the fair value hedge.

	September 30, 2020
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities
Interest rate risk
Futures	1,159,250	—	1,142,457	(51,361)	427

Summary of detailed information about fair value adjustment of hedging instruments
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the book value of the hedged item:

Strategies	Hedge instruments		September 30, 2020 Hedge item	Hedge instruments		December 31, 2019 Hedge item
	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value
Hedge of Fair Value	1,159,250	51,787	(51,361)	—	—	—
Hedge of net investment in foreign operations	395,977	(80,370)	(80,370)	248,896	5,946	(7,133)

Total	1,555,227	(28,583)	(131,731)	248,896	5,946	(7,133)

Summary of detailed information about breakdown by maturity of hedging strategies
The table below shows the breakdown by maturity of the hedging strategies:

	September 30, 2020
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of Fair Value	(2)	(14)	(563)	—	(30,698)	(20,084)	(51,361)
Hedge of net investment in foreign operations	(8,732)	—	—	(30,284)	(41,354)	—	(80,370)

Total	(8,734)	(14)	(563)	(30,284)	(72,052)	(20,084)	(131,731)

	December 31, 2019
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of Fair Value	—	—	—	—	—	—	—
Hedge of net investment in foreign operations	(198)	—	—	(2,932)	(4,003)	—	(7,133)

Total	(198)	—	—	(2,932)	(4,003)	—	(7,133)